Employee Benefit Plans (Expected Benefit Payments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Pension Plans [Member]
2013	$ 38.7
2014	40.4
2015	42.1
2016	43.7
2017	44.3
2018-2022	248.9
U.S. Postretirement Plans [Member]
2013	14.9
2014	15.1
2015	15.1
2016	15.1
2017	14.9
2018-2022	67.6
Non-U.S. Pension Plans [Member]
2013	5.4
2014	5.2
2015	6.0
2016	5.7
2017	6.0
2018-2022	36.9
Non-U.S. Postretirement Plans [Member]
2013	0.2
2014	0.2
2015	0.2
2016	0.3
2017	0.3
2018-2022	$ 1.7